WARRANTY LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Guarantees and Product Warranties [Abstract]
WARRANTY LIABILITIES

8.	WARRANTY LIABILITIES

The Company estimates warranty liabilities based on historical product replacement rates, expected future claims, and estimated shipping and handling costs per unit. Management periodically reassesses the adequacy of the warranty reserve and adjusts the provision as necessary based on actual claims experience and updated assumptions.

In estimating warranty liabilities, the Company considers historical claim rates, product-specific performance, and applicable warranty terms, including extended warranty periods in certain markets. For products sold in Europe, which are generally subject to a two-year warranty period, the Company’s estimate incorporates expected claims over the applicable coverage period.

For the three months ended March 31, 2026 and 2025, the Company recognized warranty expenses of $1,499 and $9,426, respectively. Warranty claim costs incurred during the three months ended March 31, 2026 were not material, compared to $332 for the same period in 2025.

As of March 31, 2026 and December 31, 2025, the total warranty liabilities were $38,332 and $36,833, respectively, of which $31,493 and $30,023 were classified as current, and $6,839 and $6,810 were classified as non-current, respectively.

The following table presents the movement of product warranty liabilities for the three months ended March 31, 2026 and 2025.

	Three months ended March 31,
	2026	2025

Balance at the beginning of the period	$36,833	$83,284
Provision for warranties, net	1,499	9,426
Warrant costs incurred	-	(332)
Balance at the end of the period	$38,332	$92,378
Including:
Current portion	$31,493	$75,281
Non-current portion	$6,839	$17,097

11.	WARRANTY LIABILITIES

The Company estimates warranty liabilities based on historical product replacement rates, expected future claims, and estimated shipping and handling costs per unit. Management periodically reassesses the adequacy of the warranty reserve and adjusts the provision as necessary based on actual claims experience and updated assumptions.

During the year ended December 31, 2025, the Company recorded a net reversal of warranty expense of $45,993, reflecting updated estimates of expected warranty claims based on historical experience, recent claim trends, and a reassessment of expected future obligations.

In estimating warranty liabilities, the Company considers historical claim rates, product-specific performance, and applicable warranty terms, including extended warranty periods for certain markets. For products sold in Europe, which are subject to a two-year warranty period, the Company’s estimate incorporates expected claims over the remaining coverage period through 2027.

Warranty claim costs incurred during the year were $458.

As of December 31, 2025, the total warranty liability was $36,833, of which $30,023 was classified as current and $6,810 as non-current.

During the year ended December 31, 2024, the Company recorded warranty expense of $40,724 and incurred warranty claim costs of $39,793. As of December 31, 2024, the total warranty liability was $83,284, of which $69,010 was classified as current and $14,274 as non-current.

	December 31,
	2025	2024

Balance at the beginning of the year	$83,284	$82,353
Provision (reversal) for warranties, net	(45,993)	40,724
Warrant costs incurred	(458)	(39,793)
Balance at the end of the year	$36,833	$83,284
Including:
Current portion	$30,023	$69,010
Non-current portion	$6,810	$14,274